Summary of Significant Accounting Policies (Details) - Schedule of weighted average number of non-redeemable - Spartacus Acquisition Corp [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Class A Common stock subject to possible redemption
Numerator: Net loss allocable to Class A common stock subject to possible redemption (in Dollars)	$ (6,357,008)	$ (9,910,316)
Denominator: Weighted Average Redeemable Class A common stock Basic and Diluted weighted average shares outstanding	20,000,000	20,000,000
Basic and Diluted net income per share, Redeemable Class A Common Stock	(0.32)	(0.5)
Non-Redeemable Class B Common Stock
Numerator: Net loss allocable to non-redeemable Class B common stock (in Dollars)	$ (1,589,252)	$ (2,477,579)
Denominator: Weighted Average Non-Redeemable Class B Common Stock Basic and diluted weighted average shares outstanding	5,000,000	5,000,000
Basic and diluted net loss per share, common stock (in Dollars per share)	$ (0.32)	$ (0.5)